Financial Instruments - Schedule of Financial Assets Segregated into Credit Qualities Based on Internal Risk Assessments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Financial assets	¥ 3,071,287	¥ 2,146,595
Performing
Disclosure of credit risk exposure [line items]
Financial assets	3,065,985	2,143,066
Credit Watch
Disclosure of credit risk exposure [line items]
Financial assets	2,279	1,849
At Risk or Default
Disclosure of credit risk exposure [line items]
Financial assets	3,023	1,680
Financial Assets with Loss Allowance Measured at 12-month ECL
Disclosure of credit risk exposure [line items]
Financial assets	3,065,985	2,143,066
Financial Assets with Loss Allowance Measured at 12-month ECL | Performing
Disclosure of credit risk exposure [line items]
Financial assets	3,065,985	2,143,066
Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition
Disclosure of credit risk exposure [line items]
Financial assets	2,279	1,849
Financial Assets with Loss Allowance Measured at Lifetime ECL | Financial Assets with Significant Increase in Credit Risk Since Initial Recognition | Credit Watch
Disclosure of credit risk exposure [line items]
Financial assets	2,279	1,849
Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets	3,023	1,680
Financial Assets with Loss Allowance Measured at Lifetime ECL | Credit-Impaired Financial Assets | At Risk or Default
Disclosure of credit risk exposure [line items]
Financial assets	¥ 3,023	¥ 1,680